BORROWINGS (Schedule of Bank Borrowings) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
BORROWINGS [Abstract]
Short-term bank borrowings	$ 39,643,440	$ 49,748,800
Long-term bank borrowings, current portion	50,049,843	69,006,400
Other short-term borrowing	29,177,574	1,524,560
Total borrowings, current	118,870,857	120,279,760
Long-term bank borrowings, non-current portion	134,870,287	187,520,880
Total	$ 253,741,144	$ 307,800,640